Label	Element	Value
F/m Accumulator Ultrashort U.S. Treasury Fund | Invesco Short Term Treasury ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%
F/m Accumulator Ultrashort U.S. Treasury Fund | Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%